SCHEDULE OF ADVANCE TO SUPPLIERS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advance To Suppliers Schedule Of Advance To Suppliers 1	74,340,164
Advance To Suppliers Schedule Of Advance To Suppliers 2	27,183,336
Advance To Suppliers Schedule Of Advance To Suppliers 1		27,183,336
Advance To Suppliers Schedule Of Advance To Suppliers 2		36,690,325